Short-term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Short-term borrowings
Short-term borrowings	$ 728,250	$ 1,187,193		$ 342,087
FSC
Short-term borrowings
Weighted average interest rate (as a percent)	1.16%	1.12%		1.15%
Federal funds purchased
Short-term borrowings
Short-term borrowings	269,625	205,425		137,225
Securities sold under agreements to repurchase
Short-term borrowings
Short-term borrowings	85,725	129,768		107,462
Federal Home Loan Bank notes
Short-term borrowings
Short-term borrowings	250,000	750,000
Average balance during the period	301,613	137,159	147,241	106,415
Average interest rate during the period (as a percent)	0.14%	0.14%	0.12%	0.13%
Average interest rate at end of period (as a percent)	0.07%	0.15%
Federal Home Loan Bank notes | Maximum
Short-term borrowings
Maturity term of debt		365 days		365 days
Short-term bank loans
Short-term borrowings
Short-term borrowings	122,900	102,000		97,400
Federal funds purchased and securities sold under agreements to repurchase
Short-term borrowings
Average balance during the period	277,470	331,142	304,418	281,067
Average interest rate during the period (as a percent)	0.25%	0.17%	0.20%	0.19%
Average interest rate at end of period (as a percent)	0.22%	0.11%		0.16%
Carrying value	122,153	174,772		144,991
Estimated fair value	$ 122,435	$ 171,946		$ 138,719